United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         Sanford C. Bernstein Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
                             (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Blended Style Funds
AllianceBernstein International Portfolio
AllianceBernstein Tax-Managed International Portfolio


                                              Semi-Annual Report--March 31, 2004

    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 4, 2004


Semi-Annual Report
This report provides management's discussion of fund performance for the AllianceBernstein International and Tax-Managed International Portfolios (each a "Portfolio", and collectively, the "Portfolios") for the semi-annual reporting period ended March 31, 2004.

AllianceBernstein International Portfolio
Investment Objective and Policies
The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index and Canada. The Portfolio diversifies investments between growth and value equity investment styles to create a blended portfolio of approximately 80-100 stocks, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45-55%.

Investment Results
The following table provides performance data for the Portfolio and its benchmark, the MSCI EAFE Index, for the since inception period ended March 31, 2004.




   INVESTMENT RESULTS*
   Period Ended March 31, 2004

                                          ===================
                                                Returns
                                          ===================
                                                 Since
                                              Inception**
-------------------------------------------------------------
   AllianceBernstein
   International Portfolio
     Class A                                      2.31%
-------------------------------------------------------------
     Class B                                      2.20%
-------------------------------------------------------------
     Class C                                      2.20%
-------------------------------------------------------------
   MSCI EAFE Index                                2.94%
-------------------------------------------------------------
 * The Portfolio's investment results are from the Class A, B and C share inception date on January 30, 2004 and are based on the net asset value (NAV) of each class of shares as of March 31, 2004. Class A, B and C are relatively new and have been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class R shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

   The unmanaged Morgan Stanley Capital International (MSCI) Europe,
   Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. Investors cannot invest


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 1
   directly in an index, and its results are not indicative of any specific investment, including the Portfolio.
** The Portfolio's inception date is 1/30/04.
   Additional investment results appear on pages 6-8.


AllianceBernstein Tax-Managed International Portfolio
Investment Objective and Policies
The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio of approximately 80-100 stocks, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45-55%. The Portfolio seeks to minimize the impact of taxes by considering the tax impact that buy and sell investment decisions will have on its shareholders.

Investment Results
The following table provides performance data for the Portfolio and its benchmark, the MSCI EAFE Index, for the since inception period ended March 31, 2004.

   INVESTMENT RESULTS*
   Period Ended March 31, 2004

                                          ===================
                                                Returns
                                          ===================
                                                 Since
                                              Inception**
-------------------------------------------------------------
   AllianceBernstein
   Tax-Managed
   International Portfolio
     Class A                                      2.03%
-------------------------------------------------------------
     Class B                                      1.93%
-------------------------------------------------------------
     Class C                                      1.93%
-------------------------------------------------------------
   MSCI EAFE Index                                2.94%
-------------------------------------------------------------

 * The Portfolio's investment results are from the Class A, B and C share inception date on January 30, 2004 and are based on the net asset value (NAV) of each class of shares as of March 31, 2004. Class A, B and C are relatively new and have been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

   The unmanaged Morgan Stanley Capital International (MSCI) Europe,
   Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including the Portfolio.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

 **The Portfolio's inception date is 1/30/04.

   Additional investment results appear on pages 9-11.


The Portfolios posted absolute gains for their since inception periods ended March 31, 2004, but each underperformed their benchmark during the period. Overall, the value portion of the Portfolios added moderately to relative returns, while the growth portion of the Portfolios underperformed. The Portfolios benefited from strong stock selection in the financial and energy sectors. The Japanese financial holdings--consumer finance companies and banks--benefited from reports of a decline in personal bankruptcies and a general improvement in the local economy. Japanese gross domestic product surged by 1.7% in the fourth quarter of 2003 compared to the previous three months, supported by gains in both domestic and external demand. The Portfolios' European insurance holdings also enjoyed robust gains thanks to a continued strong pricing environment and improvement in the capital markets. The Portfolios' energy positions have moved higher following persistently strong oil prices, currently hovering around a 13-year high. The main detractor from each Portfolio's performance was its holdings in the consumer sector, particularly autos. These shares declined on concerns over the earnings erosion of a weakening dollar and mixed economic data reports during the quarter.

Market Review and Investment Strategy
During the first quarter of 2004, information technology was the best performing sector, returning 7.7% during the period. The Portfolios remained overweight in this sector, and we added to positions. We also added to positions in the energy sector, reducing the modest underweight position. As we stated earlier, persistently strong oil prices, currently hovering around a 13-year high, have resulted in oil companies announcing record profits. In order to fund other purchases, we trimmed the Portfolios' holdings in selected auto issues, as well as several European and Asian financial companies. As of March 31, 2004, each Portfolio's largest overweight positions were in technology and consumer discretionary issues. The Portfolios' largest sector underweights were in industrials and utilities.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 3

PORTFOLIO SUMMARY
International Portfolio
March 31, 2004 (unaudited)


INCEPTION DATE
Class A Shares
1/30/04
Class B Shares
1/30/04
Class C Shares
1/30/04


PORTFOLIO STATISTICS
Net Assets ($mil): $2,104.3


SECTOR BREAKDOWN
  28.6% Finance
  13.9% Technology/Electronics
  11.9% Medical
   9.4% Capital Equipment
   8.0% Consumer Cyclical               [GRAPH OMITTED]
   7.3% Industrial Commodities
   5.6% Energy
   5.2% Construction & Housing
   4.3% Telecommunications
   3.6% Consumer Staples
   0.9% Transportation

   1.3% Short-Term


All data as of March 31, 2004. The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

PORTFOLIO SUMMARY
Tax-Managed International Portfolio
March 31, 2004 (unaudited)


INCEPTION DATE
Class A Shares
1/30/04
Class B Shares
1/30/04
Class C Shares
1/30/04


PORTFOLIO STATISTICS
Net Assets ($mil): $4,375.0


SECTOR BREAKDOWN
  29.4% Finance
  15.1% Technology/Electronics
   9.7% Medical
   8.8% Capital Equipment
   8.0% Consumer Cyclical                      [GRAPH OMITTED]
   7.6% Industrial Commodities
   6.8% Energy
   4.5% Telecommunications
   4.4% Construction &Housing
   3.8% Consumer Staples
   0.9% Transportation

   1.0% Short-Term


All data as of March 31, 2004. The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 5

INVESTMENT RESULTS
International Portfolio



CLASS A SHARE CUMULATIVE RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                  NAV Returns              SEC Returns
     Since Inception*               2.31%                    -2.05%

The performance shown above represents past performance and does not guarantee future results. The Portfolio is relatively new and has been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Because the Portfolio allocates between "growth" and "value" stocks, an investment in the Portfolio is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolio had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the portfolio may be significant over time. Substantially all of the Portfolio's assets may be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolio will invest in foreign currency denominated securities, fluctuations in the value of the Portfolio's investments may be magnified by changes in foreign exchange rates. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivates such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 1/30/04.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

INVESTMENT RESULTS
International Portfolio


CLASS B SHARE CUMULATIVE RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                  NAV Returns              SEC Returns
     Since Inception*               2.20%                    -1.80%

The performance shown above represents past performance and does not guarantee future results. The Portfolio is relatively new and has been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Because the Portfolio allocates between "growth" and "value" stocks, an investment in the Portfolio is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolio had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the portfolio may be significant over time. Substantially all of the Portfolio's assets may be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolio will invest in foreign currency denominated securities, fluctuations in the value of the Portfolio's investments may be magnified by changes in foreign exchange rates. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivates such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 1/30/04.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 7

INVESTMENT RESULTS
International Portfolio


CLASS C SHARE CUMULATIVE RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                  NAV Returns              SEC Returns
     Since Inception*               2.20%                     1.20%

The performance shown above represents past performance and does not guarantee future results. The Portfolio is relatively new and has been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Because the Portfolio allocates between "growth" and "value" stocks, an investment in the Portfolio is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolio had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the portfolio may be significant over time. Substantially all of the Portfolio's assets may be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolio will invest in foreign currency denominated securities, fluctuations in the value of the Portfolio's investments may be magnified by changes in foreign exchange rates. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivates such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 1/30/04.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

INVESTMENT RESULTS
Tax-Managed International Portfolio


Investment Results
--------------------------------------------------------------------------------



CLASS A SHARE CUMULATIVE RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
                                  NAV Returns              SEC Returns
     Since Inception*               2.03%                    -2.33%


CLASS A SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        -2.33%


CLASS A SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
PORTFOLIO SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
    Since Inception*                                         -1.51%

The performance shown above represents past performance and does not guarantee future results. The Portfolio is relatively new and has been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Portfolio Shares do account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Because the Portfolio allocates between "growth" and "value" stocks, an investment in the Portfolio is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolio had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the portfolio may be significant over time. Substantially all of the Portfolio's assets may be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolio will invest in foreign currency denominated securities, fluctuations in the value of the Portfolio's investments may be magnified by changes in foreign exchange rates. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivates such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases greater than, the risks presented by more traditional investments. The Portfolio may employ strategies that take into account the tax impact of buy and sell decisions on the Portfolio's shareholders. While the Portfolio seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Portfolio. These risks are fully discussed in the prospectus.


* Inception Date: 1/30/04.

--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 9

INVESTMENT RESULTS
Tax-Managed International Portfolio



CLASS B SHARE CUMULATIVE RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
                                  NAV Returns              SEC Returns
     Since Inception*               1.93%                    -2.07%

CLASS B SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        -2.07%

CLASS B SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
PORTFOLIO SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        -1.35%

The performance shown above represents past performance and does not guarantee future results. The Portfolio is relatively new and has been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Portfolio Shares do account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Because the Portfolio allocates between "growth" and "value" stocks, an investment in the Portfolio is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolio had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the portfolio may be significant over time. Substantially all of the Portfolio's assets may be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolio will invest in foreign currency denominated securities, fluctuations in the value of the Portfolio's investments may be magnified by changes in foreign exchange rates. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivates such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases greater than, the risks presented by more traditional investments. The Portfolio may employ strategies that take into account the tax impact of buy and sell decisions on the Portfolio's shareholders. While the Portfolio seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Portfolio. These risks are fully discussed in the prospectus.


* Inception Date: 1/30/04.

--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

INVESTMENT RESULTS
Tax-Managed International Portfolio


CLASS C SHARE CUMULATIVE RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------
                                  NAV Returns              SEC Returns
     Since Inception*               1.93%                     0.93%


CLASS C SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                         0.93%


CLASS C SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
PORTFOLIO SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                         0.60%

The performance shown above represents past performance and does not guarantee future results. The Portfolio is relatively new and has been in existence for only a short period of time. The returns reflected represent very short-term performance which may not be illustrative of the Portfolio's long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Portfolio Shares do account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Because the Portfolio allocates between "growth" and "value" stocks, an investment in the Portfolio is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolio had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the portfolio may be significant over time. Substantially all of the Portfolio's assets may be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolio will invest in foreign currency denominated securities, fluctuations in the value of the Portfolio's investments may be magnified by changes in foreign exchange rates. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivates such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases greater than, the risks presented by more traditional investments. The Portfolio may employ strategies that take into account the tax impact of buy and sell decisions on the Portfolio's shareholders. While the Portfolio seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Portfolio. These risks are fully discussed in the prospectus.
* Inception Date: 1/30/04.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 11

TEN LARGEST HOLDINGS
Tax-Managed International Portfolio
March 31, 2004 (unaudited)


                                               Market          Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
Canon Inc.                             $  170,052,599                 3.9%
--------------------------------------------------------------------------------
ENI S.p.A.                                137,190,967                 3.1
--------------------------------------------------------------------------------
Vodafone Group plc                        106,644,565                 2.4
--------------------------------------------------------------------------------
BNP Paribas S.A.                           96,892,025                 2.2
--------------------------------------------------------------------------------
Credit Suisse Group                        93,988,263                 2.2
--------------------------------------------------------------------------------
Bank of Nova Scotia                        93,637,141                 2.2
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                     91,155,925                 2.1
--------------------------------------------------------------------------------
Arcelor                                    89,301,879                 2.0
--------------------------------------------------------------------------------
Assurances Generales de France AGF         87,317,702                 2.0
--------------------------------------------------------------------------------
Tesco plc                                  75,645,694                 1.7
--------------------------------------------------------------------------------
                                       $1,041,826,760                23.8%


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

TEN LARGEST HOLDINGS
International Portfolio
March 31, 2004 (unaudited)


                                               Market          Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
Canon Inc.                              $  80,602,966                 3.8%
--------------------------------------------------------------------------------
Vodafone Group plc                         54,033,151                 2.6
--------------------------------------------------------------------------------
ENI S.p.A.                                 48,282,396                 2.3
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                     43,453,376                 2.1
--------------------------------------------------------------------------------
Assurances Generales de France AGF         43,298,804                 2.1
--------------------------------------------------------------------------------
Bank of Nova Scotia                        43,226,665                 2.0
--------------------------------------------------------------------------------
Arcelor                                    40,117,410                 1.9
--------------------------------------------------------------------------------
BNP Paribas S.A.                           39,642,959                 1.9
--------------------------------------------------------------------------------
Aventis S.A.                               39,213,698                 1.9
--------------------------------------------------------------------------------
AstraZeneca plc                            38,866,306                 1.8
--------------------------------------------------------------------------------
                                        $ 470,737,731                22.4%


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 13

PORTFOLIO OF INVESTMENTS
Tax-Managed International Portfolio
March 31, 2004 (unaudited)


                                                                 Market
Shares        Description                                         Value
--------------------------------------------------------------------------------
              EQUITIES-97.13%
              Australia-0.46%
              Transportation - Airlines
   7,647,300  Qantas Airways Ltd. ...................         $ 19,893,058
                                                              ------------
              Total Australian Stocks
                 (Cost $15,174,825)..................           19,893,058
                                                              ------------
              Canada-4.84%
              Autos & Auto Parts
     545,303  Magna International Inc. ..............           43,024,059
              Banking
   1,732,750  Bank of Nova Scotia....................           93,637,141
     971,900  Royal Bank of Canada...................           46,401,057
              Energy Sources
     653,700  Petro-Canada...........................           28,749,528
                                                              ------------
              Total Canadian Stocks
                 (Cost $133,417,861).................          211,811,785
                                                              ------------
              Finland-0.58%
              Electrical & Electronics
   1,239,380  Nokia Oyj..............................           25,412,117
                                                              ------------
              Total Finnish Stocks (Cost $24,844,343)           25,412,117
                                                              ------------
              France-16.09%
              Banking
   1,585,000  BNP Paribas S.A. ......................           96,892,025
     638,060  Societe Generale.......................           54,511,312
              Broadcasting & Publishing
     354,942  Societe Television Francaise 1.........           11,274,316
              Electrical & Electronics
   1,577,678  Alcatel S.A.(a)........................           24,901,396
              Energy Sources
     348,038  Total S.A. ............................           63,917,175
              Health & Personal Care
     923,000  Aventis S.A. ..........................           70,969,104
     247,146  Essilor International S.A. ............           15,035,274
     395,339  L'Oreal S.A. ..........................           30,275,966
     322,376  Sanofi-Synthelabo S.A. ................           21,062,324
              Insurance
   1,406,600  Assurances Generales de France AGF.....           87,317,702
              Machinery & Engineering
     546,896  Schneider Electric S.A. ...............           35,630,418
              Metal - Steel
   4,921,913  Arcelor................................           89,301,879


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Telecommunications
   1,497,329  France Telecom S.A.(a).................         $ 38,321,127
              Textiles & Apparel
     879,007  LVMH Moet Hennessy Louis
                 Vuitton S.A. .......................           64,615,071
                                                              ------------
              Total French Stocks
                 (Cost $519,304,183).................          704,025,089
                                                              ------------
              Germany-8.62%
              Automobiles
     548,058  Bayerische Motoren Werke AG............           22,292,747
   1,144,900  Continental AG.........................           45,063,943
      43,850  Porsche AG (PFD).......................           26,467,266
   1,102,458  Volkswagen AG (Stamm)..................           48,163,694
              Construction & Housing
     938,854  Heidelberg Cement AG...................           42,412,680
              Data Processing
     417,431  SAP AG.................................           66,013,809
              Electrical & Electronics
     340,501  Infineon Technologies AG(a)............            4,980,875
              Electronic Components & Instruments
     501,621  Siemens AG.............................           37,040,228
              Health & Personal Care
     527,729  Altana AG..............................           32,656,112
              Insurance
     566,600  Hannover Rueckversicherung AG..........           18,958,545
              Machinery & Engineering
     924,600  MAN AG(a)..............................           32,960,379
                                                              ------------
              Total German Stocks
                 (Cost $346,342,098).................          377,010,278
                                                              ------------
              Hong Kong-0.47%
              Merchandising
   2,369,000  Esprit Holdings Ltd. ..................            9,910,480
              Wholesale & International Trade
   7,088,000  Li & Fung Ltd. ........................           10,823,874
                                                              ------------
              Total Hong Kong Stocks
                 (Cost $22,499,137)..................           20,734,354
                                                              ------------
              Ireland-2.39%
              Banking
   2,449,606  Allied Irish Banks plc.................           36,525,599
     148,000  Depfa Bank plc.........................           23,286,917
              Construction & Housing
   2,187,233  CRH plc................................           44,631,701
                                                              ------------
              Total Irish Stocks (Cost $93,515,040)..          104,444,217
                                                              ------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 15

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------
              Italy-3.14%
              Energy Sources
   6,821,846  ENI S.p.A. ............................      $   137,190,967
                                                           ---------------
              Total Italian Stocks
                 (Cost $73,318,886) .................         137,190,967
                                                           ---------------
              Japan-21.76%
              Appliances & Household Durables
   1,186,000  Matsushita Electric Industrial
                 Co., Ltd. ..........................           18,304,823
              Automobiles
   1,636,000  Honda Motor Co., Ltd. .................           75,373,614
   8,152,000  Nissan Motor Co., Ltd. ................           91,155,925
              Banking
       3,903  Mitsubishi Tokyo Financial
                 Group, Inc. ........................           38,586,073
      10,000  Sumitomo Mitsui Financial Group Inc. ..           73,906,993
      11,500  UFJ Holdings, Inc. ....................           73,071,939
              Data Processing
   3,287,000  Canon Inc. ............................          170,052,599
     133,800  NEC Electronics Corp. .................           10,274,032
   2,196,000  Ricoh Co., Ltd. .......................           45,106,685
              Electrical & Electronics
     723,200  Hoya Corp. ............................           70,456,208
              Electronic Components & Instruments
     144,200  Keyence Corp. .........................           35,100,177
     244,900  Tokyo Electron Ltd. ...................           16,336,853
              Financial Services
     758,900  Promise Co., Ltd. .....................           52,081,730
              Food & Household Products
     786,000  Nippon Meat Packers Inc. ..............            9,226,645
              Health & Personal Care
     391,000  Eisai Co., Ltd. .......................           10,583,289
     616,800  Takeda Chemical Industries Ltd. .......           27,469,905
              Metal-Steel
   1,587,900  JFE Holdings, Inc. ....................           43,361,093
              Miscellaneous Materials
     784,000  Nitto Denko Corp. .....................           43,043,432
              Recreation
         100  Yamaha Corp. ..........................                1,867
              Telecommunications
       3,198  KDDI Corp. ............................           18,018,198
              Wholesale & International Trade
   2,595,000  Mitsubishi Corp. ......................           30,636,368
                                                           ---------------
              Total Japanese Stocks
                 (Cost $710,441,158).................          952,148,448
                                                           ---------------
              Netherlands-2.29%
              Chemicals
   1,443,800  DSM N.V. ..............................           64,478,176


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Data Processing
   1,766,725  ASML Holding N.V. (Note A, p. 4).......      $    32,380,750
              Insurance
     155,735  ING Groep N.V. ........................            3,422,899
                                                           ---------------
              Total Netherlands Stocks
                 (Cost $86,460,393)..................          100,281,825
                                                           ---------------
              Singapore-1.62%
              Computer/Instrumentation
   1,365,500  Flextronics International Ltd.(a)......           23,513,910
              Telecommunications
  21,268,000  Singapore Telecommunications Ltd.......           29,598,877
              Transportation - Airlines
   2,714,000  Singapore Airlines Ltd. ...............           17,831,800
                                                           ---------------
              Total Singapore Stocks
                (Cost $64,575,308)...................           70,944,587
                                                           ---------------
              Spain-1.25%
              Banking
     757,585  Banco Bilbao Vizcaya
              Argentaria S.A. .......................           10,029,687
              Construction & Housing
     276,503  ACS, Actividades de
              Construccion y Servicios S.A. .........           13,527,677
              Energy Sources
   1,496,200  Repsol YPF S.A. .......................           31,008,983
                                                           ---------------
              Total Spanish Stocks
                 (Cost $49,666,895)..................           54,566,347
                                                           ---------------
              Sweden-3.05%
              Appliances & Household Durables
   1,125,153  Electrolux AB (Class B)................           22,956,222
              Electronic Components & Instruments
  14,623,307  Telefonaktiebolaget LM Ericsson(a).....           40,491,139
              Paper & Forest Products
   1,752,000  Svenska Cellulosa AB...................           69,982,512
                                                           ---------------
              Total Swedish Stocks
                (Cost $114,729,964)..................          133,429,873
                                                           ---------------
              Switzerland-6.73%
              Banking
   2,713,135  Credit Suisse Group....................           93,988,263
     987,030  UBS AG.................................           73,292,186
              Health & Personal Care
     585,099  Novartis AG............................           24,839,871
     332,200  Roche Holding AG.......................           32,440,126


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 17

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Insurance
   1,014,943  Swiss Re(a)............................      $    69,918,741
                                                           ---------------
              Total Swiss Stocks
                 (Cost $286,959,073).................          294,479,187
                                                           ---------------
              United Kingdom-23.84%
              Banking
   4,382,783  HSBC Holdings plc......................           65,256,356
   1,799,064  Royal Bank of Scotland Group plc.......           54,897,866
   3,099,258  Standard Chartered plc.................           51,963,744
              Broadcasting & Publishing
   1,027,340  British Sky Broadcasting Group plc.....           12,828,869
              Business & Public Services
   1,572,424  WPP Group plc..........................           15,931,304
              Construction & Housing
   5,550,000  George Wimpey plc......................           44,688,458
   3,280,000  Persimmon plc..........................           41,713,460
   2,597,700  RMC Group plc..........................           30,096,019
              Data Processing
   2,559,941  Capita Group plc.......................           14,699,714
              Energy Sources
   3,700,000  BP plc.................................           31,052,094
              Food & Household Products
   2,073,012  Reckitt Benckiser plc..................           51,315,483
  16,725,009  Tesco plc..............................           75,645,694
   6,270,195  William Morrison Supermarkets plc......           28,878,821
              Health & Personal Care
   1,260,187  AstraZeneca plc........................           58,516,262
   3,410,000  GlaxoSmithKline plc....................           67,027,027
   2,612,812  Smith & Nephew plc.....................           25,750,873
              Insurance
   6,380,000  Aviva plc..............................           61,998,178
   6,045,118  Legal & General Group plc..............           10,541,643
  19,692,112  Royal & Sun Alliance Insurance
                 Group plc...........................           29,718,746
              Leisure & Tourism
   1,040,649  Carnival plc...........................           48,820,074
   4,596,023  Hilton Group plc.......................           19,201,377
   3,900,000  Whitbread plc..........................           52,110,537
              Merchandising
   1,588,540  GUS plc................................           21,897,992
     159,619  Next plc...............................            4,200,925
              Metal - Nonferrous
   1,938,887  BHP Billiton plc.......................           17,699,398
              Telecommunications
  45,005,663  Vodafone Group plc.....................          106,644,565
                                                           ---------------
              Total United Kingdom Stocks
                (Cost $888,670,368)..................        1,043,095,479
                                                           ---------------
              Total Equities (Cost $3,429,919,532)...        4,249,467,611
                                                           ---------------


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Repurchase Agreement-1.02%
 $44,406,000  State Street Bank & Trust Co.,
              Repurchase Agreement,
              Dated 03/31/04, 0.75%,
              maturing 04/01/04 for
              $44,406,925, collateral
              30,420,000 principal
              amount U.S. Treasury
              Bond, 8.75%, 08/15/20,
              value $45,298,361......................      $    44,406,000
                                                           ---------------
              Total Repurchase Agreement
                 (Cost $44,406,000)..................           44,406,000
                                                           ---------------
              Investment Summary
              Total Investments-98.15%
                (Cost $3,474,325,532)(b).............        4,293,873,611
              Cash and Other Assets,
              Less Liabilities-1.85%.................           81,143,534
                                                           ---------------
              Net Assets-100.00%.....................      $ 4,375,017,145
                                                           ---------------

Long Stock Index Futures Contracts

                                                                Unrealized
                                                Contract      Appreciation
Contracts     Description                         Amount    (Depreciation)
--------------------------------------------------------------------------
       1,130  DJ Euro Stoxx 50 Index,
              June 2004...................    30,815,100      $    291,701
         100  FTSE 100 Index,
              June 2004...................     4,433,500           (67,177)
          40  Japanese TSE Topix,
              June 2004...................   449,200,000           216,922
                                                              ------------
              Total Long Stock Index
              Futures Contracts ..........                    $    441,446
                                                              ------------
Foreign Currencies

Quantity      Description                                     Market Value
--------------------------------------------------------------------------
    572,549   Australian Dollar......................         $    436,769
  2,625,033   British Pound..........................            4,831,245
 13,077,624   Canadian Dollar........................            9,981,776
 30,231,515   Euro...................................           37,162,097
  3,479,634   Hong Kong Dollar.......................              446,525
763,887,754   Japanese Yen...........................            7,332,032
      6,652   New Zealand Dollar.....................                4,425
      7,981   Norwegian Krone........................                1,164
  6,853,238   Singapore Dollar.......................            4,093,440
 14,358,115   Swedish Krona..........................            1,902,241
    595,211   Swiss Franc............................              469,687
                                                              ------------
              Total Foreign Currencies...............         $ 66,661,401
                                                              ------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 19

(a) Non-income-producing security.
(b) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $858,047,946 and gross unrealized depreciation of investments was $38,499,867 resulting in net unrealized appreciation of $819,548,079 (excluding foreign currency transactions and futures contracts).

    Explanation of abbreviations:
    PFD   - Preference Shares
    Stamm - German Ordinary Share

    Allocation of assets by industry as of March 31, 2004:
    Appliances & Household Durables               0.94%
    Automobiles                                   7.05
    Autos & Auto Parts                            0.98
    Banking                                      20.26
    Broadcasting & Publishing                     0.55
    Business & Public Services                    0.36
    Chemicals                                     1.47
    Computer/Instrumentation                      0.54
    Construction & Housing                        4.97
    Data Processing                               7.74
    Electrical & Electronics                      2.88
    Electronic Components & Instruments           2.95
    Energy Sources                                6.67
    Financial Services                            1.19
    Food & Household Products                     3.77
    Health & Personal Care                        9.52
    Insurance                                     6.44
    Leisure & Tourism                             2.75
    Machinery & Engineering                       1.57
    Merchandising                                 0.82
    Metal-Nonferrous                              0.41
    Metal-Steel                                   3.03
    Miscellaneous Materials                       0.98
    Paper & Forest Products                       1.60
    Recreation                                    0.00
    Telecommunications                            4.40
    Textiles & Apparel                            1.48
    Transportation-Airlines                       0.86
    Wholesale & International Trade               0.95
    Repurchase Agreement                          1.02
    Cash and Other Assets, Less Liabilities       1.85
                                                ------
    Total                                       100.00%
                                                ------

   See notes to financial statements.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

PORTFOLIO OF INVESTMENTS
International Portfolio
March 31, 2004 (unaudited)



                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              EQUITIES-97.73%

              Australia-0.48%
              Transportation - Airlines
   3,860,400  Qantas Airways Ltd. ...................         $ 10,042,128
                                                              ------------
              Total Australian Stocks
                (Cost $7,642,513)....................           10,042,128
                                                              ------------
              Canada-4.08%
              Autos & Auto Parts
     256,468  Magna International Inc.(a)............           20,235,162
              Banking
     799,907  Bank of Nova Scotia(a).................           43,226,665
     426,100  Royal Bank of Canada(a)................           20,343,133
              Energy Sources
      49,000  Petro-Canada(a)........................            2,155,005
                                                              ------------
              Total Canadian Stocks
  (Cost $54,254,234).................................           85,959,965
                                                              ------------
              Finland-0.75%
              Electrical & Electronics
     766,416  Nokia Oyj(a)...........................           15,714,513
                                                              ------------
              Total Finnish Stocks
                (Cost $15,753,346) ..................           15,714,513
                                                              ------------
              France-14.49%
              Banking
     648,496  BNP Paribas S.A. ......................           39,642,959
     283,100  Societe Generale(a)....................           24,186,052
              Energy Sources
     185,858  Total S.A. ............................           34,132,819
              Health & Personal Care
     510,000  Aventis S.A. ..........................           39,213,698
     220,634  Essilor International S.A. ............           13,422,400
     192,335  L'Oreal S.A. ..........................           14,729,455
              Insurance
     697,500  Assurances Generales de France AGF(a)..           43,298,804
              Machinery & Engineering
     224,423  Schneider Electric S.A.(a).............           14,621,218
              Metal-Steel
   2,211,089  Arcelor(a).............................           40,117,410
              Telecommunications
     395,424  France Telecom S.A.(b).................           10,120,083
              Textiles & Apparel
     428,044  LVMH Moet Hennessy
              Louis Vuitton S.A.(a)..................           31,465,157
                                                              ------------
              Total French Stocks
                (Cost $222,742,042)..................          304,950,055
                                                              ------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 21

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Germany-8.57%
              Automobiles
     271,031  Bayerische Motoren Werke AG(a).........         $ 11,024,427
     555,400  Continental AG(a)......................           21,860,874
      21,289  Porsche AG (PFD).......................           12,849,752
     533,000  Volkswagen AG (Stamm)(a)...............           23,285,466
              Construction & Housing
     551,509  HeidelbergCement AG(a).................           24,914,390
              Data Processing
     219,063  SAP AG(a)..............................           34,643,290
              Electrical & Electronics
     134,066  Infineon Technologies AG(a)(b).........            1,961,128
              Electronic Components & Instruments
     175,072  Siemens AG.............................           12,927,502
              Health & Personal Care
     256,732  Altana AG(a)...........................           15,886,694
              Insurance
     288,747  Hannover Rueckversicherung AG..........            9,661,530
              Machinery & Engineering
     315,000  MAN AG(b)..............................           11,229,201
                                                              ------------
              Total German Stocks
                (Cost $163,935,826)..................          180,244,254
                                                              ------------
              Hong Kong-0.88%
              Merchandising
   2,619,000  Esprit Holdings Ltd. ..................           10,956,331
              Wholesale & International Trade
   4,896,000  Li & Fung Ltd. ........................            7,476,536
                                                              ------------
              Total Hong Kong Stocks
                (Cost $19,279,551)...................           18,432,867
                                                              ------------
              Ireland-1.57%
              Banking
      74,000  Depfa Bank plc.........................           11,643,458
              Construction & Housing
   1,049,164  CRH plc................................           21,408,773
                                                              ------------
              Total Irish Stocks (Cost $30,009,234)..           33,052,231
                                                              ------------
              Italy-2.29%
              Energy Sources
   2,400,851  ENI S.p.A.(a)..........................           48,282,396
                                                              ------------
              Total Italian Stocks
                (Cost $29,405,264)...................           48,282,396
                                                              ------------


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Japan-22.89%
              Appliances & Household Durables
     728,000  Matsushita Electric Industrial
                 Co., Ltd.(a) .......................       $   11,236,013
              Automobiles
     824,100  Honda Motor Co., Ltd.(a)...............           37,967,846
   3,886,000  Nissan Motor Co., Ltd.(a)..............           43,453,376
              Banking
       1,923  Mitsubishi Tokyo Financial
                 Group, Inc.(a)......................           19,011,278
       5,000  Sumitomo Mitsui Financial
                 Group Inc.(a).......................           36,953,496
       6,100  UFJ Holdings Inc.(a)...................           38,759,898
              Data Processing
   1,558,000  Canon Inc.(a)..........................           80,602,966
      67,300  NEC Electronics Corp.(a)...............            5,167,730
     995,000  Ricoh Co., Ltd.(a).....................           20,437,683
              Electrical & Electronics
     355,200  Hoya Corp. ............................           34,604,598
              Electronic Components & Instruments
      81,300  Keyence Corp. .........................           19,789,490
     121,200  Tokyo Electron, Ltd.(a)................            8,085,041
              Financial Services
     420,500  Promise Co., Ltd.(a)...................           28,858,041
              Health & Personal Care
     538,900  Eisai Co., Ltd.(a).....................           14,586,534
     307,600  Takeda Chemical Industries, Ltd.(a)....           13,699,323
              Metal - Steel
     785,000  JFE Holdings, Inc. ....................           21,436,147
              Miscellaneous Materials
     420,800  Nitto Denko Corp.(a)...................           23,102,903
              Telecommunications
       1,526  KDDI Corp.(a)..........................            8,597,802
              Wholesale & International Trade
   1,301,000  Mitsubishi Corp.(a)....................           15,359,505
                                                              ------------
              Total Japanese Stocks
                (Cost $360,806,873)..................          481,709,670
                                                              ------------
              Netherlands-2.31%
              Chemicals
     727,500  DSM N.V.(a)............................           32,489,177
              Data Processing
     875,564  ASML Holding N.V.(b)...................           16,047,443
                                                              ------------
              Total Netherlands Stocks
                (Cost $42,466,555)...................           48,536,620
                                                              ------------
              Singapore-1.59%
              Computer/Instrumentation
     682,800  Flextronics International Ltd.(b)......           11,757,816
              Telecommunications
   9,135,000  Singapore Telecommunications Ltd. .....           12,713,266


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 23

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Transportation - Airlines
   1,355,000  Singapore Airlines Ltd. ...............          $ 8,902,759
                                                              ------------
              Total Singapore Stocks
                (Cost $30,162,808)...................           33,373,841
                                                              ------------
              Spain-1.85%
              Banking
     959,868  Banco Bilbao Vizcaya Argentaria S.A. ..           12,707,717
              Energy Sources
     744,500  Repsol YPF S.A. .......................           15,429,881
              Telecommunications
     340,439  Telefonica S.A. .......................            5,151,547
              Textiles & Apparel
     242,292  Industria de Diseno Textil S.A.(b).....            5,599,345
                                                              ------------
              Total Spanish Stocks
                 (Cost $38,417,496) .................           38,888,490
                                                              ------------
              Sweden-3.10%
              Appliances & Household Durables
     507,753  Electrolux AB (Class B)(a).............           10,359,560
              Electronic Components & Instruments
   7,424,669  Telefonaktiebolaget LM Ericsson(b).....           20,558,503
              Paper & Forest Products
     860,600  Svenska Cellulosa AB(a)................           34,376,113
                                                              ------------
              Total Swedish Stocks
                (Cost $56,630,846)...................           65,294,176
                                                              ------------
              Switzerland-7.12%
              Banking
     966,445  Credit Suisse Group(a).................           33,479,531
     479,202  UBS AG(a)..............................           35,583,277
              Health & Personal Care
      81,300  Alcon, Inc. ...........................            5,146,290
     419,743  Novartis AG............................           17,819,825
     225,570  Roche Holding AG(a)....................           22,027,452
              Insurance
     518,636  Swiss Re(a)(b).........................           35,728,485
                                                              ------------
              Total Swiss Stocks
                (Cost $147,363,702)..................          149,784,860
                                                              ------------
              United Kingdom-25.76%
              Banking
   2,364,273  HSBC Holdings plc......................           35,202,254
   1,033,835  Royal Bank of Scotland Group plc.......           31,547,146
   1,303,511  Standard Chartered plc.................           21,855,332
              Business & Public Services
     787,893  WPP Group plc..........................            7,982,683


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Shares or
Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Construction & Housing
   3,326,800  George Wimpey plc......................      $    26,787,308
   2,007,000  Persimmon plc..........................           25,524,060
     851,000  RMC Group plc..........................            9,859,380
              Data Processing
   1,515,869  LogicaCMG, plc.........................            7,149,075
              Energy Sources
   1,935,000  BP Plc.................................           16,239,406
              Food & Household Products
   1,174,041  Reckitt Benckiser plc..................           29,062,293
   7,760,348  Tesco plc..............................           35,099,348
   2,042,410  William Morrison Supermarkets plc......            9,406,787
              Health & Personal Care
     837,012  AstraZeneca plc........................           38,866,306
   1,663,400  GlaxoSmithKline plc....................           32,695,823
   2,012,344  Smith & Nephew plc.....................           19,832,891
              Insurance
   3,151,800  Aviva plc..............................           30,627,877
   2,906,305  Legal & General Group plc..............            5,068,095
  10,278,290  Royal & Sun Alliance Insurance
                Group plc............................           15,511,688
              Leisure & Tourism
     666,131  Carnival plc...........................           31,250,272
   2,804,305  Hilton Group plc.......................           11,715,894
   2,189,900  Whitbread plc..........................           29,260,735
              Merchandising
   1,273,275  GUS plc................................           17,552,070
              Telecommunications
  22,802,829  Vodafone Group plc.....................           54,033,151
                                                             -------------
              Total United Kingdom Stocks
                (Cost $460,627,434)..................          542,129,874
                                                             -------------
              Total Equities (Cost $1,679,497,724)...        2,056,395,940
                                                             -------------
              Repurchase Agreement-1.31%
$ 27,647,000  State Street Bank & Trust Co.,
              Repurchase Agreement, Dated
              03/31/04, 0.75%, maturing
              04/01/04 for $27,647,576,
              collateral 18,940,000
              principal amount U.S.
              Treasury Bond, 8.75%,
              08/15/20, value $28,203,516............          27,647,000
                                                             -------------
              Total Repurchase Agreement
                (Cost $27,647,000)...................           27,647,000
                                                             -------------
              Total Investments Before Security
              Lending Collateral-99.04%
                (Cost $1,707,144,724)(c).............        2,084,042,940
                                                             -------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 25

Principal                                                           Market
Amount                                                               Value
--------------------------------------------------------------------------------

              Investment of Cash Collateral
                for Securities Loaned*-26.15%
              Repurchase Agreements-21.86%
$ 92,000,000  ABN Amro Repurchase Agreement,
              dated 03/31/03, 0.99%, maturing
              04/01/04 for $92,002,530, collateral
              94,195,000 principal amount U.S.
              Treasury Bill, zero coupon,
              08/19/2004, value $93,844,516..........         $ 92,000,000
  92,000,000  Deutsche Bank Repurchase Agreement,
              dated 03/31/03, 1.00%, maturing
              04/01/04 for $92,002,556, collateral
              73,028,000 principal amount U.S.
              Treasury Note, 6.875%, 08/15/2025,
              value $93,936,779......................           92,000,000
  92,000,000  Greenwich Funding Repurchase
              Agreement, dated 03/31/03, 1.00%,
              maturing 04/01/04 for $92,002,556,
              collateral 65,995,000 principal
              amount U.S. Treasury
              Note, 8.125%, 08/15/2021,
              value $94,025,198......................           92,000,000
  92,000,000  J.P. Morgan Repurchase Agreement,
              dated 03/31/03, 0.95%, maturing
              04/01/04 for $92,002,428, collateral
              89,800,000 principal amount U.S.
              Treasury Note, 9.125%, 05/15/2009,
              value $93,768,068......................           92,000,000
  92,000,000  The Bear Stearns Cos., Inc.
              Repurchase Agreement, dated
              03/31/03, 1.01%, maturing
              04/01/04 for $92,002,581,
              collateral 68,986,000 U.S.
              Treasury Bonds, 6.125% to
              8.5%, 08/15/2019 to 08/15/2029,
              value $94,504,953......................           92,000,000
                                                              ------------
              Total Repurchase Agreements
                (Cost $460,000,000)..................          460,000,000
                                                              ------------
              Time Deposit-4.29%
  90,334,000  Royal Bank of Canada
              Grand Cayman
              1.03%, 04/01/2004......................           90,334,000
                                                              ------------
              Total Time Deposit
                (Cost $90,334,000)...................           90,334,000
                                                              ------------
              Total Investment of Cash Collateral
              for Securities Loaned
                 (Cost $550,334,000).................          550,334,000
                                                              ------------


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
                                                                     Value
--------------------------------------------------------------------------------

              Investment Summary
              Total Investments-125.19%
                (Cost $2,257,478,724)(c).............      $ 2,634,376,940
              Cash and Other Assets, Less
              Liabilities-(25.19)%...................         (530,123,045)
                                                           ----------------

              Net Assets-100.00%.....................      $ 2,104,253,895
                                                           ----------------

Long Stock Index Futures Contracts

                                                Contract        Unrealized
Contracts     Description                         Amount      Appreciation
--------------------------------------------------------------------------------
         530  DJ Euro Stoxx 50
              Index, June 2004............    14,453,100   $       136,816
          55  Japanese TSE
              Topix, June 2004............   617,650,000           298,267
                                                           ---------------
              Total Long Stock Index
              Futures Contracts...........                 $       435,083
                                                           ---------------

Foreign Currencies

Quantity      Description                                     Market Value
--------------------------------------------------------------------------------
     220,718  Australian Dollar......................      $       168,375
   (396,548)  British Pound..........................             (729,827)
   4,501,923  Canadian Dollar........................            3,436,189
   8,255,370  Euro...................................           10,147,916
     614,113  Hong Kong Dollar.......................               78,806
  90,752,038  Japanese Yen...........................              871,066
       8,266  New Zealand Dollar.....................                5,498
       1,159  Norwegian Krone........................                  169
     824,679  Singapore Dollar.......................              492,581
     312,923  Swedish Krona..........................               41,458
   1,792,759  Swiss Franc............................            1,414,685
                                                           ---------------
              Total Foreign Currencies...............      $    15,926,916
                                                           ---------------

* See Note 1I for securities lending information.

(a) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(b) Non-income-producing security.
(c) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $396,258,826 and gross unrealized depreciation of investments was $19,360,610 resulting in net unrealized appreciation of $376,898,216 (excluding foreign currency transactions and futures contracts).

    Explanation of abbreviations:
    PFD   - Preference Shares
    Stamm- German Ordinary Share


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 27

     Allocation of assets by industry as of March 31, 2004:
     Appliances & Household Durables                1.03%
     Automobiles                                    7.15
     Autos & Auto Parts                             0.96
     Banking                                       19.21
     Business & Public Services                     0.38
     Chemicals                                      1.54
     Computer/Instrumentation                       0.56
     Construction & Housing                         5.16
     Data Processing                                7.80
     Electrical & Electronics                       2.48
     Electronic Components & Instruments            2.92
     Energy Sources                                 5.52
     Financial Services                             1.37
     Food & Household Products                      3.50
     Health & Personal Care                        11.78
     Insurance                                      6.65
     Leisure & Tourism                              3.43
     Machinery & Engineering                        1.23
     Merchandising                                  1.35
     Metal-Steel                                    2.92
     Miscellaneous Materials                        1.10
     Paper & Forest Products                        1.63
     Telecommunications                             4.31
     Textiles & Apparel                             1.76
     Transportation-Airlines                        0.90
     Wholesale & International Trade                1.09
     Repurchase Agreement                           1.31
     Cash and Other Assets, Less Liabilities+       0.96
                                                  ------
     Total                                        100.00%
                                                  ------



+ Includes investment of cash collateral for securities loaned.

  See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


STATEMENTS OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)

                                                       Tax-Managed
                                                      International          International
                                                        Portfolio              Portfolio
                                                     ---------------        ---------------
Assets
Investments in securities at value (including
   investments of cash collateral for securities
   loaned of: International, $550,334,000).........  $ 4,249,467,611        $ 2,606,729,940
Repurchase agreements at value.....................       44,406,000             27,647,000
Foreign currency at value(a)(b)....................       66,661,401             15,926,916
Cash in bank.......................................              227                    128
Receivables:
   Interest........................................              925                    576
   Dividends.......................................       17,530,343              8,889,708
   Investment securities sold......................       11,208,296              7,697,501
   Capital shares sold.............................        7,180,892              1,336,364
   Foreign withholding tax reclaims................        1,182,376                855,449
   Margin due from broker on futures
      contracts....................................               -0-                21,944
                                                     ---------------        ---------------
Total assets.......................................    4,397,638,071          2,669,105,526
                                                     ---------------        ---------------
Liabilities
Payable for collateral on securities lending
   at value (Note 1I)..............................               -0-           550,334,000
Payables:
   Investment securities purchased.................       18,187,076             12,311,936
   Capital shares redeemed.........................               -0-                 2,005
   Management fee (Note 2A)........................        3,345,522              1,658,264
   Shareholder servicing and administration
      fee (Note 2B)................................          906,217                436,675
   Distribution fee payable........................               59                  1,215
   Accrued expenses................................          175,155                107,536
   Margin owed to broker on futures
      contracts....................................            6,897                     -0-
                                                     ---------------        ---------------
Total liabilities..................................       22,620,926            564,851,631
                                                     ---------------        ---------------
Net Assets(c)......................................  $ 4,375,017,145        $ 2,104,253,895
                                                     ---------------        ---------------
Cost of investments (including cash
   collateral on securities loaned)................  $ 3,474,325,532        $ 2,257,478,724
                                                     ---------------        ---------------
Net Assets Consist of:
Capital stock, at par..............................  $       217,167        $       112,942
Additional paid-in capital.........................    3,491,975,498          2,048,708,962
Undistributed net investment
   income/(excess distributions)...................         (255,840)              (334,974)
Accumulated net realized gain (loss)
   on investment, futures, and foreign
   currency transactions...........................       62,173,779           (321,855,353)
Unrealized appreciation (depreciation) of:
   Investments and futures.........................      819,989,525            377,333,299
   Foreign currency denominated assets
      and liabilities..............................          917,016                289,019
                                                     ---------------        ---------------
                                                     $ 4,375,017,145        $ 2,104,253,895
                                                     ---------------        ---------------

--------------------------------------------------------------------------------

(a) Cost: $66,039,630 and $15,847,650, respectively (Note 1)

(b) The amounts of U.S. $4,577,598 and $2,139,275 respectively, have been segregated as collateral for the financial futures contracts outstanding at March 31, 2004.

(c) See page 30 for share class information on net asset value, offering price and redemption price per share of the Tax-Managed International and International Portfolios. See notes to financial statements.

--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 29

                                            Tax-Managed
                                           International    International
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Tax-Managed International Class Shares
Net Assets.............................  $ 4,374,932,261
Shares of capital stock outstanding....      217,162,503
                                         ---------------
Net asset value and offering price
   per share...........................  $         20.15
                                         ---------------
International Class Shares
Net Assets.............................                    $ 2,101,463,718
Shares of capital stock outstanding....                        112,792,393
                                                           ---------------
Net asset value and offering price
   per share...........................                    $         18.63
                                                           ---------------
Class A Shares
Net Assets.............................  $        20,651   $     1,087,612
Shares of capital stock outstanding....        1,025.376            58,383
                                         ---------------   ---------------
Net asset value and redemption price
   per share...........................  $         20.14   $         18.63
Sales charge--4.25% of public offering
   price...............................              .89               .83
                                         ---------------   ---------------
Maximum offering price.................  $         21.03   $         19.46
                                         ---------------   ---------------
Class B Shares
Net Assets.............................  $        19,649   $       356,989
Shares of capital stock outstanding....          976.520            19,186
                                         ---------------   ---------------
Net asset value and offering price
   per share...........................  $         20.12   $         18.61
                                         ---------------   ---------------
Class C Shares
Net Assets.............................  $        44,584   $     1,335,737
Shares of capital stock outstanding....        2,216.405            71,784
                                         ---------------   ---------------
Net asset value and offering price
   per share...........................  $         20.12   $         18.61
                                         ---------------   ---------------
Class R Shares
Net Assets.............................                    $         9,839
Shares of capital stock outstanding....                                528
                                                           ---------------
Net asset value and offering price
   per share...........................                    $         18.63
                                                           ---------------


See notes to financial statements.

--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

STATEMENTS OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)


                                               Tax-Managed
                                              International    International
                                                Portfolio        Portfolio
                                            ---------------   ---------------
Investment Income
Income:
   Interest............................     $       930,975   $       435,004
   Dividends (net of foreign withholding
     taxes of $2,633,698 and $1,353,040,
     respectively).....................          25,255,175        12,594,775
                                            ---------------   ---------------
Total income...........................          26,186,150        13,029,779
                                            ---------------   ---------------
Expenses (Notes 1 and 2):
Management fee.........................          18,644,939         9,464,950
Shareholder servicing fee..............           5,040,235         2,489,728
Custodian and transfer agent fees......             948,765           491,056
Distribution fees--Class A.............                   8               285
Distribution fees--Class B.............                  26               240
Distribution fees--Class C.............                  52               945
Distribution fees--Class R.............                  -0-                6
Auditing and tax fees..................              63,583            39,316
Directors' fees and expenses...........              38,571            21,501
Legal fees.............................              38,458            43,993
Registration fees......................              80,901            29,474
Printing fees..........................              17,267            16,930
Miscellaneous..........................              46,363            31,341
                                            ---------------   ---------------
Total expenses.........................          24,919,168        12,629,765
Less: expenses waived and reimbursed
   by the Transfer Agent (Note 2B).....              (3,000)               -0-
                                            ---------------   ---------------
Net expenses...........................          24,916,168        12,629,765
                                            ---------------   ---------------
Net investment income..................           1,269,982           400,014
                                            ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign
Currency Transactions
Net realized gain on:
   Investment transactions.............         221,755,576        94,194,948
   Futures transactions................           2,425,530           260,340
   Foreign currency transactions.......           8,529,206         3,907,365
                                            ---------------   ---------------
Net realized gain on investment
   and foreign currency transactions...         232,710,312        98,362,653
                                            ---------------   ---------------
Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
   Investments and futures.............         368,956,998       209,442,717
   Foreign currency denominated assets
      and liabilities..................            (104,078)         (146,765)
                                            ---------------   ---------------
Net increase in unrealized
   appreciation/(depreciation) on
   investments and foreign currency
   denominated assets and liabilities..         368,852,920       209,295,952
                                            ---------------   ---------------
Net realized and unrealized gain on
   investment and foreign currency
   transactions........................         601,563,232       307,658,605
                                            ---------------   ---------------
Net Increase in Net Assets Resulting
   from Operations.....................     $   602,833,214   $   308,058,619
                                            ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 31

STATEMENTS OF CHANGES IN NET ASSETS


                                                         Tax-Managed
                                                   International Portfolio
                                              ---------------------------------
                                                 Six Months          Year
                                                Ended 3/31/04        Ended
                                               (unaudited)(a)       9/30/03
                                              ---------------   ---------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income..................       $     1,269,982   $    46,037,173
Net realized gain (loss) on investment and
   foreign currency transactions.......           232,710,312       (13,171,005)
Increase in unrealized
   appreciation/(depreciation) of
   investments and foreign currency
   denominated assets and liabilities..           368,852,920       848,706,565
                                              ---------------   ---------------
Net increase in net assets resulting from
   operations..........................           602,833,214       881,572,733
                                              ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income
Tax-Managed International Class Shares.           (61,238,586)      (35,319,934)
   Class A.............................                    -0-               -0-
   Class B.............................                    -0-               -0-
   Class C.............................                    -0-               -0-
                                              ---------------   ---------------
Total dividends to shareholders........           (61,238,586)      (35,319,934)
                                              ---------------   ---------------
Capital-share transactions (Note 6):
Net proceeds from sales of shares......           558,225,762     1,145,967,491
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends...........................            54,534,862        31,640,286
                                              ---------------   ---------------
Total proceeds from shares sold........           612,760,624     1,177,607,777
Cost of shares redeemed................          (340,586,037)     (828,033,279)
                                              ---------------   ---------------
Increase in net assets from
   capital-share transactions..........           272,174,587       349,574,498
                                              ---------------   ---------------
Net increase in net assets.............           813,769,215     1,195,827,297
Net Assets:
Beginning of period....................         3,561,247,930     2,365,420,633
                                              ---------------   ---------------
End of period (includes undistributed net
   investment income/(excess distributions)
   of $(255,840) and $59,712,764,
   respectively).......................       $ 4,375,017,145   $ 3,561,247,930
                                              ---------------   ---------------


(a) Tax-Managed International Class A, B and C Shares commenced distribution on January 30, 2004.
(b) International Class R Shares commenced distribution on February 17, 2004. See notes to financial statements.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                   International Portfolio
                                              ---------------------------------
                                                  Six Months          Year
                                                Ended 3/31/04        Ended
                                             (unaudited)(a)(b)     9/30/03
                                              ---------------   ---------------
Increase in Net Assets from
Operations:
Net investment income..................       $       400,014   $    25,674,143
Net realized gain on investment and
   foreign currency transactions.......            98,362,653        17,168,712
Increase in unrealized
   appreciation/(depreciation) of
   investments and foreign currency
   denominated assets and liabilities..           209,295,952       442,494,697
                                              ---------------   ---------------
Net increase in net assets resulting
   from operations.....................           308,058,619       485,337,552
                                              ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income
International Class Shares.............           (18,338,599)      (16,987,461)
   Class A.............................                    -0-               -0-
   Class B.............................                    -0-               -0-
   Class C.............................                    -0-               -0-
   Class R.............................                    -0-               -0-
                                              ---------------   ---------------
Total dividends to shareholders........           (18,338,599)      (16,987,461)
                                              ---------------   ---------------
Capital-share transactions (Note 6):
Net proceeds from sales of shares......           206,839,319       406,675,464
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends...........................            17,787,552        16,226,135
                                              ---------------   ---------------
Total proceeds from shares sold........           224,626,871       422,901,599
Cost of shares redeemed................          (236,760,258)     (364,033,307)
                                              ---------------   ---------------
Increase (decrease) in net assets from
   capital-share transactions..........           (12,133,387)       58,868,292
                                              ---------------   ---------------
Net increase in net assets.............           277,586,633       527,218,383
Net Assets:
Beginning of period....................         1,826,667,262     1,299,448,879
                                              ---------------   ---------------
End of period (includes undistributed net
   investment income/(excess distributions)
   of $(334,974) and $17,603,611,
   respectively).......................       $ 2,104,253,895   $ 1,826,667,262
                                              ---------------   ---------------


(a) International Class A, B and C Shares commenced distribution on January 30, 2004.
(b) International Class R Shares commenced distribution on February 17, 2004. See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 33

NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)


NOTE 1.
Organization and Significant Accounting Policies
The shares of AllianceBernstein Tax-Managed International Portfolio and International Portfolio are offered through the Tax-Managed International Portfolio and International Portfolio (the "Portfolios"), respectively, of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Tax-Managed International and International Portfolios commenced distribution of Class A, B and C shares on January 30, 2004 in addition to the existing Tax-Managed International and International Class shares, respectively. Effective February 17, 2004, the International Portfolio commenced offering Class R shares. Collectively, the Class A, B, C and R shares are referred to as the "AllianceBernstein International Class shares". These financial statements include only the Tax-Managed International and International Portfolios. The financial highlights of the Tax-Managed International and International Class shares are presented in a separate financial report. All classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

B. Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., New York time. Amounts related to the purchases and sales of securities, investment income, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 35
changes in foreign exchange rates from changes in market prices of equity securities sold during the year.

The Portfolios invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

C. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

D. Futures Contracts
Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

E. Taxes
Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

F. Repurchase Agreements
Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

G. Distribution of Income and Gains
Dividends from net investment income and distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Securities Lending
Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 2004, the International Portfolio had securities on loan with a value of $545,483,442 and had received collateral of $573,868,341, of which $550,334,000 was cash collateral and $23,534,341 was collateral in the form of U.S. Government securities. The Tax-Managed International Portfolio and the International Portfolio earned $452,203 and $248,021, respectively, from securities lending transactions for the period ended March 31, 2004. This amount is reflected in the Statements of Operations as a component of interest income.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 37

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchases and sales orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annual rate of up to 1% of the first $1 billion, .90% of the next $3 billion, .875% of the next $2 billion and .85% in excess of $6 billion of the average daily net assets of the Portfolios.

B. Shareholder Servicing; Transfer Agency Agreement
Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. This agreement applies only to the Tax-Managed International and International Class shares of the Portfolios. Under the agreement, the fee payable by the Tax-Managed International and International Class shares to the Adviser for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement, the AllianceBernstein International Class shares of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $283 for the International Portfolio. During the period, AGIS agreed to waive a portion of its fees for such services for the Tax-Managed International Portfolio. Such waiver amounted to $3,000.

C. Distribution--Tax-Managed International and International Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Tax-Managed International and International Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Tax-Managed International and International Class shares of the Portfolios. This agreement does not apply to the AllianceBernstein International Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of the Adviser.

D. Distribution Arrangements--AllianceBernstein International Classes
The AllianceBernstein International Class shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A shares, 1% of the Class B and Class C shares and .50 of 1% of the Class R shares of the respective average daily net assets attributable to the AllianceBernstein International Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                              Class B          Class C
                                         ---------------   ---------------
Tax-Managed International..............  $         5,027   $         5,008
International..........................            6,690            11,977

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B, C and R shares.

E. Other Transactions with Affiliates
Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended March 31, 2004 as follows:

                       Front-End
                   Sales Charges         Contingent Deferred Sales Charges
                                    --------------------------------------------
Portfolio                Class A      Class A        Class B       Class C
--------------------------------------------------------------------------------
Tax-Managed
International.......    $     25       $   -0-       $    -0-      $    -0-
International.......         411           -0-            -0-           -0-


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 39

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period from October 1, 2003 through March 31, 2004, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                       Purchases     Purchases           Sales      Sales
                  Excluding U.S.       of U.S.  Excluding U.S.    of U.S.
                      Government     Government     Government  Government
                      Securities     Securities     Securities  Securities
--------------------------------------------------------------------------------
Tax-Managed
International.....$2,008,239,647       $   -0-  $1,791,631,199     $    -0-
International..... 1,174,104,108           -0-   1,230,196,677          -0-

NOTE 4.
Risks Involved in Investing in the Portfolios
Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.


NOTE 5.
Risks Involved in Futures and Foreign Currency Contracts
Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Portfolios enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolios' activities in futures contracts are conducted through regulated exchanges that do not


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS result in counterparty credit risks. The Portfolios may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.
Capital-Share Transactions
The Fund has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2004, 7.9 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio, of which 400 million is allocated to the Tax-Managed International Class Shares and 200 million each to Class A, Class B, and Class C shares. The Fund has also allocated 1.4 billion to the International Portfolio, of which 600 million is allocated to the International Class Shares and 200 million each to Class A, Class B, Class C, and Class R shares. Share transactions for the Portfolios for the period ended March 31, 2004 and for the year ended September 30, 2003, were as follows:


                               TAX-MANAGED INTERNATIONAL PORTFOLIO

                    =============================   ================================
                               Shares                            Amount
                    =============================   ================================
                      Period Ended     Year Ended     Period Ended        Year Ended
                    March 31, 2004  September 30,   March 31, 2004     September 30,
                       (unaudited)           2003      (unaudited)              2003
------------------------------------------------------------------------------------
Tax-Managed
   International
   Class Share
Shares sold             28,770,920     75,126,039    $ 558,140,272    $1,145,967,491
------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment
   of dividends          2,890,030      2,225,055       54,534,862        31,640,286
------------------------------------------------------------------------------------
Shares redeemed        (17,662,238)   (54,817,533)    (340,586,037)     (828,033,279)
------------------------------------------------------------------------------------
Net increase            13,998,712     22,533,561      272,089,097       349,574,498
------------------------------------------------------------------------------------
Beginning of period    203,163,791    180,630,230      694,422,916       344,848,418
------------------------------------------------------------------------------------
End of period          217,162,503    203,163,791    $ 966,512,013     $ 694,422,916
====================================================================================



--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 41

                    =============================   ================================
                               Shares                            Amount
                    =============================   ================================
                      Period Ended     Year Ended     Period Ended        Year Ended
                    March 31, 2004  September 30,   March 31, 2004     September 30,
                       (unaudited)           2003      (unaudited)              2003
------------------------------------------------------------------------------------
Tax-Managed
   International
   Class A Shares(a)
Shares sold              1,025.376                         $ 20,575
------------------------------------------------------------------------------------
Net increase             1,025.376                           20,575
------------------------------------------------------------------------------------
Beginning of period             -0-                              -0-
------------------------------------------------------------------------------------
End of period            1,025.376                         $ 20,575
====================================================================================
Tax-Managed
   International
   Class B Shares(a)
Shares sold                976.520                         $ 19,915
------------------------------------------------------------------------------------
Net increase               976.520                           19,915
------------------------------------------------------------------------------------
Beginning of period             -0-                              -0-
------------------------------------------------------------------------------------
End of period              976.520                         $ 19,915
====================================================================================
Tax-Managed
   International
   Class C Shares(a)
Shares sold              2,216.405                         $ 45,000
------------------------------------------------------------------------------------
Net increase             2,216.405                           45,000
------------------------------------------------------------------------------------
Beginning of period             -0-                              -0-
------------------------------------------------------------------------------------
End of period            2,216.405                         $ 45,000
====================================================================================

(a) Class A, B and C Shares commenced distribution on January 30, 2004.


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                     INTERNATIONAL PORTFOLIO

                    =============================   ================================
                               Shares                            Amount
                    =============================   ================================
                      Period Ended     Year Ended     Period Ended        Year Ended
                    March 31, 2004  September 30,   March 31, 2004     September 30,
                       (unaudited)           2003      (unaudited)              2003
------------------------------------------------------------------------------------
International
   Class Share
Shares sold             11,558,549     29,322,820    $ 204,031,124     $ 406,675,464
------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment
   of dividends          1,022,861      1,249,126       17,787,552        16,226,135
------------------------------------------------------------------------------------
Shares redeemed        (13,527,528)   (25,603,020)    (236,715,240)     (364,033,307)
------------------------------------------------------------------------------------
Net increase              (946,118)     4,968,926      (14,896,564)       58,868,292
------------------------------------------------------------------------------------
Beginning of period    113,738,511    108,769,585      527,218,383       468,350,091
------------------------------------------------------------------------------------
End of period          112,792,393    113,738,511    $ 512,321,819     $ 527,218,383
====================================================================================
International
   Class A Shares(a)
Shares sold                 58,383                   $   1,076,862
------------------------------------------------------------------------------------
Beginning of period             -0-                             -0-
------------------------------------------------------------------------------------
End of period               58,383                   $   1,076,862
====================================================================================
International
   Class B Shares(a)
------------------------------------------------------------------------------------
Shares sold                 21,561                       $ 395,589
------------------------------------------------------------------------------------
Shares redeemed             (2,375)                        (43,011)
------------------------------------------------------------------------------------
Net increase                19,186                         352,578
------------------------------------------------------------------------------------
Beginning of period             -0-                             -0-
------------------------------------------------------------------------------------
End of period               19,186                   $     352,578
====================================================================================
International
   Class C Shares(a)
Shares sold                 71,893                   $   1,325,744
------------------------------------------------------------------------------------
Shares redeemed               (109)                         (2,007)
------------------------------------------------------------------------------------
Net increase                71,784                       1,323,737
------------------------------------------------------------------------------------
Beginning of period             -0-                             -0-
------------------------------------------------------------------------------------
End of period               71,784                   $   1,323,737
====================================================================================
International
   Class R Shares(b)
Shares sold                    528                   $      10,000
------------------------------------------------------------------------------------
Net increase                   528                          10,000
------------------------------------------------------------------------------------
Beginning of period             -0-                             -0-
------------------------------------------------------------------------------------
End of period                  528                   $      10,000
====================================================================================

(a) Class A, B and C Shares commenced distribution on January 30, 2004.
(b) Class R Shares commenced distribution on February 17, 2004.



--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 43

NOTE 7.
Distributions to Shareholders
The tax character of distributions to be paid for the year ended September 30, 2004 will be determined at the end of the current fiscal year. The tax character of the distributions paid during the fiscal years ended September 30, 2003, and September 30, 2002, were as follows:

Tax-Managed International                      2003             2002
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    35,319,934   $    45,231,307
                                         ---------------   ---------------
Total distributions paid...............  $    35,319,934   $    45,231,307
                                         ---------------   ---------------

International                                  2003             2002
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    16,987,461   $    45,835,060
                                         ---------------   ---------------
Total distributions paid...............  $    16,987,461   $    45,835,060
                                         ---------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:
                                                                          Total
                                   Accumulated         Unrealized   Accumulated
                     Ordinary      Capital and      Appreciation/     Earnings/
                       Income  Other Losses(a)    Depreciation(b)     (Deficit)
--------------------------------------------------------------------------------
Tax-Managed
International     $ 60,281,135 $ (143,459,959)    $ 452,053,621   $ 368,874,797
International       18,018,005   (419,386,927)      167,495,287    (233,873,635)

(a) At September 30, 2003, the Portfolios had capital loss carryforwards as shown below:
                                 Capital Loss
                              Carryforward Amount                  Expiration
-----------------------------------------------------------------------------
Tax-Managed International         $ 1,633,581                       9/30/2010
Tax-Managed International         141,826,378                       9/30/2011
International                     139,642,274                       9/30/2010
International                     279,744,653                       9/30/2011

(b) The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

At September 30, 2003, the Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2003:

                             Post-October Capital     Post-October Foreign
                                Loss Deferral        Currency Loss Deferral
--------------------------------------------------------------------------------
Tax-Managed International       $  27,076,574              $     0
International                               0                    0

NOTE 8.
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identi-


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS fied as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Portfolios' Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

    (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; however, it is not expected that the Portfolios will have their fees reduced; and

    (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Funds, will introduce governance and compliance changes.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.;


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 45

Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Funds as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                               Tax Managed International Portfolio
                                            ============ ============= =============
                                               Class A        Class B      Class C
                                            ============ ============= =============
                                            January 30,   January 30,   January 30,
                                             2004(a) to    2004(a) to    2004(a) to
                                              March 31,     March 31,     March 31,
                                                   2004          2004          2004
                                            (unaudited)   (unaudited)   (unaudited)
                                            ----------------------------------------
Net asset value, beginning of period.......     $ 19.74       $ 19.74        $ 19.74
                                            ----------------------------------------
Income From Investment Operations:
Investment income, net(b)..................         .04           .03            .03
Net realized and unrealized gain
   (loss) on investment
   and foreign currency transactions.......         .36           .35            .35
                                            ----------------------------------------
Total from investment operations...........         .40           .38            .38
                                            ----------------------------------------
Net asset value, end of period.............      $20.14        $20.12        $ 20.12
                                            ========================================
Total return(c)............................        2.03%         1.93%          1.93%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)....         $21           $20            $44
Average net assets (000 omitted)...........         $16           $16            $32
Ratio of expenses to average net assets....        1.35%*        2.03%*         2.08%*
Ratio of expenses to average net assets,
   before waiver...........................       29.23%*       29.91%*        29.96%*
Ratio of net investment income to
   average net assets .....................        1.57%*        1.22%*         1.14%*
Portfolio turnover rate....................          46%           46%            46%


See footnote summary on page 48.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 47

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             International Portfolio
                                              ============ ============= ============= ============
                                                Class A       Class B       Class C       Class R
                                              ============ ============= ============= ============
                                              January 30,   January 30,   January 30,  February 17,
                                               2004(a) to    2004(a) to   2004(a) to     2004(a) to
                                                March 31,     March 31,     March 31,     March 31,
                                                     2004          2004          2004          2004
                                              (unaudited)   (unaudited)   (unaudited)   (unaudited)
                                              -----------------------------------------------------
Net asset value, beginning of period ........   $ 18.21       $ 18.21       $ 18.21       $ 18.93
                                              -----------------------------------------------------
Income From Investment Operations:
Investment income, net.......................       .04           .03           .03           .04
Net realized and unrealized gain (loss) on
investment and foreign currency
   transactions..............................       .38           .37           .37          (.34)
                                              -----------------------------------------------------
Total from investment operations.............       .42           .40           .40          (.30)
                                              -----------------------------------------------------
Net asset value, end of period...............    $18.63        $18.61        $18.61       $ 18.63
                                              =====================================================
Total return(c)..............................      2.31%         2.20%         2.20%        (1.59)%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .....    $1,088          $357        $1,336           $10
Average net assets (000 omitted).............      $589          $149          $586           $10
Ratio of expenses to average net assets .....      1.66%*        2.38%*        2.39%*        1.80%*
Ratio of net investment income to average
   net assets................................      1.92%*        1.62%*        1.52%*        1.83%*
Portfolio turnover rate......................        61%           61%           61%           61%


*  Annualized.
(a) Commencement of distribution.
(b) Net of expenses waived by the Transfer Agent.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

BOARD OF DIRECTORS


Rosalie Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)



OFFICERS



Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary

--------------------------------------------------------------------------------



Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


Distributor+
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105



Transfer Agent+
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


(1) Member of the Audit Committee.
+ For the AllianceBernstein International and AllianceBernstein Tax-Managed International Portfolios, Class A, B and C shares, for the AllianceBernstein International Portfolio, Class R shares only.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 49

ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------------------------------------------
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

--------------------------------------------------------------------------------
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund

  Technology Fund
  Global & International
  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China `97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

--------------------------------------------------------------------------------
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,56 which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*   Formerly Growth Investors Fund.
**  Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTES






--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 51

NOTES






-------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


SHDURSR0304






ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 22, 2004 the Fund adopted written procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.      DESCRIPTION OF EXHIBIT

    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:  May 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:  May 26, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  May 26, 2004